Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Schedule of investments

	December 31,
	2022	2023
	US$	US$

Equity investments accounted for using the equity method (i)	458,463	322,701
Equity investments with readily determinable fair values (ii)	1,180	1,504
Equity investments without readily determinable fair values (iii)	179,462	156,419
Available-for-sale debt investments (iv)	21,299	63,918

Total	660,404	544,542
(i)	Investments have been accounted for under the equity method where the Group has significant influence over these investees and the investments are considered as in-substance common shares.
(ii)	The Group does not have the ability to exercise significant influence over these investments. Therefore, it has been precluded from applying the equity method of accounting.
(iii)	Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.
(iv)

Available-for-sale debt investments are convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value as disclosed in Note 29(a).

Schedule of equity method investments

	December 31,
	2022	2023
	US$	US$

Current assets	1,879,845	380,267
Non-current assets	1,060,160	1,074,993
Current liabilities	373,980	58,862
Non-current liabilities	33,173	16,199

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Revenues	2,082,821	1,588,732	147,015
Gross profit	466,970	259,169	102,095
Net (loss) income	(81,953)	(103,729)	8,893
Net (loss) income attributable to the investees	(81,953)	(103,729)	8,893